Annual Notice of Securities Sold Pursuant to Rule 24F-2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1. Name and address of issuer: WesMark Funds

One Bank Plaza 5th Floor
Wheeling, West Virginia 26003

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):þ

3.	Investment Company Act File Number: 811-07925 Securities Act File Number: 333-16157

4(a) Last day of fiscal year for which this Form is filed:

December 31, 2016

4(b) [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Check box if this is the last time the issuer will be filing this Form.

5	.	Calculation of registration fee:

		(i)	Aggregate sale price of securities
			sold during the fiscal year pursuant
			to section 24(f):		$82,235,325

		(ii)	Aggregate price of securities
			redeemed or repurchased during the
			fiscal year:		$95,040,521

		(iii)	Aggregate price of securities redeemed
			or repurchased during any prior fiscal
			year ending no earlier than October
			11, 1995 that were not previously used
			to reduce registration fees payable
			to the Commission:		$10,663,994

		(iv)	Total available redemption credits
			[add Items 5(ii) and 5(iii)]:	-$	105,704,515

		(v)	Net sales -- if Item 5(i) is greater
			than Item 5(iv) [subtract Item 5(iv)
			from Item 5(i)]:		$0

		(vi)	Redemption credits available for use
			in future years - if Item 5(i) is less
			than Item 5(iv) [subtract Item 5(iv)
			from Item 5(i)]:	-$	23,469,190

		(vii)	Multiplier for determining registration
			fee (See Instruction C.9):		x 0.01159%

		(viii)Registration fee due [multiply Item
			5(v) by Item 5(vii)] (enter “0” if no
			fee is due):	= $	0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an

amount of securities that were registered under the Securities

Act of 1933 pursuant to rule 24e-2 as in effect before October
11, 1997, then report the amount of securities (number of shares
or other units) deducted here:	N/A

If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
number here:	N/A

7. Interest due -- if this Form is being filed more than 90
days after the end of the issuer’s fiscal year (see Instruction
D):	N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $ 0

9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: [x] Wire Transfer [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ David B. Ellwood

David B. Ellwood, President

Date: March 28, 2017

*Please print the name and title of the signing officer below the signature.